SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Amortized Intangible Assets
	December 31, 2018		December 31, 2017
	Carrying Amount	Accumulated Amortization	Carrying Amount	Accumulated Amortization
Amortized intangible assets
Core deposit intangible	$40,497	$744,109	$72,998	$711,607

Projected Amortization Expense for Core Deposit Intangible	The Company’s projected amortization expense for the core deposit intangible for the years ending December 31:
2019	$20,572
2020	9,833
2021	5,264
2022	3,356
2023	1,472
Thereafter	-
Total	$40,497